CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (48,488)	$ (1,197,713)
Adjustments to Reconcile Net Loss to Net Cash Used In Operating Activities -
Gain on revaluation of contingent earn-out liability	(142,960)	0
Depreciation and amortization	157,460	173,887
Stock-based compensation expense	769,790	741,637
Non-cash interest expense	8,906	0
Changes in Operating Assets and Liabilities, net of effects of business acquisition -
Accounts receivable, net	(1,726,035)	(791,959)
Inventories, net	120,206	(623,817)
Due from related party	0	84,210
Prepaid expenses	(94,215)	(85,791)
Accounts payable	410,073	1,118,149
Customer advances	482,693	(258,487)
Accrued compensation and other	588,976	(40,083)
Net Cash Provided By (Used In) Operating Activities	526,406	(879,967)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additional patent costs	(20,010)	(23,098)
Purchases of fixed assets	(32,401)	(59,562)
Acquisition of business	0	(421,729)
Net Cash Used In Investing Activities	(52,411)	(504,389)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing lease obligation	(30,298)	(28,546)
Payments of long-term debt	(275,784)	(154,453)
Payment of debt issuance costs	0	(26,000)
Payment of acquisition earn-out liability	(166,667)	0
Gross proceeds from private placement of common stock	0	1,500,000
Gross proceeds from exercise of stock options	5,100	63,290
Net Cash (Used In) Provided By Financing Activities	(467,649)	1,354,291
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,346	(30,065)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	605,749	861,650
CASH AND CASH EQUIVALENTS, END OF PERIOD	612,095	831,585
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Offering costs included in accrued compensation and other	0	10,000
Issuance of common stock for services	0	0
Acquisition of business financed with long-term debt	$ 0	$ 2,600,000